Statement Of Stockholder's Equity (10Q) (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Initial capital contributed at May. 17, 2010	$ 10	$ 9,990		$ 10,000
Initail capital contributed, shares at May. 17, 2010	1,000			1,000
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER			(145,352)	(145,352)
Balance at Dec. 31, 2010	10	9,990	(145,352)	(135,352)
Balance, shares at Dec. 31, 2010	1,000			1,000
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER			(123,753)	(123,753)
Balance at Jun. 30, 2011	$ 10	$ 9,990	$ (269,105)	$ (259,105)
Balance, shares at Jun. 30, 2011	1,000